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Merrill Lynch Investment Managers


www.mlim.ml.com


Semi-Annual Report
December 31, 2001


Mercury
Basic Value
Fund, Inc.


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks capital appreciation and secondarily, income. The Fund invests primarily in a portfolio of securities, that are selling at a discount either from book value or historical price/earnings ratios, or seem capable of recovering from temporarily out-of-favor conditions. The Fund will seek to achieve its objective by investing all of its assets in Master Basic Value Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Trust.


Mercury Basic Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



PORTFOLIO INFORMATION


AS OF DECEMBER 31, 2001

Ten Largest                         Percent of
Equity Holdings                     Net Assets

Citigroup Inc.                          3.7%
Exxon Mobil Corporation                 3.3
Wells Fargo Company                     3.3
International Business Machines
Corporation                             3.2
American International Group, Inc.      2.9
Unocal Corporation                      2.7
Bank One Corporation                    2.6
Deere & Company                         2.1
Wachovia Corporation                    2.1
The Hartford Financial Services
Group, Inc.                             2.0



December 31, 2001, Mercury Basic Value Fund, Inc.


DEAR SHAREHOLDER


We are pleased to provide you with this semi-annual report for Mercury Basic Value Fund, Inc. During the mid-to-late 1990s, the best of economic times for the United States were characterized by economic prosperity and a booming stock market. The year 2001 was anything but. An economic recession, weak corporate profits and widening unemployment were only part of the story. The horrible and tragic events of September 11 served to make 2001 one of the most trying and difficult years to be a stock market investor. Despite all of this, we managed to preserve capital for the second consecutive year. While we can hardly be excited by a negative return for the year, our performance far exceeded the -11.71% return for the unmanaged Standard & Poor's (S&P) 500/Barra Value Index for 2001.


Portfolio Matters
For the six months ended December 31, 2001, Mercury Basic Value Fund, Inc.'s Class I, Class A, Class B and Class C Shares had total returns of -1.60%, -1.75%, -2.32% and -2.23%, respectively. These returns outperformed the -9.5% return for the S&P 500/Barra Value Index for the same six-month period. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages
6 - 8 of this report to shareholders.) In part, the single-digit decline in the Fund's performance does not come close to showing the extreme volatility that marked the period. In fact, the unmanaged S&P 500 Index declined 11% from July 1 to September 11. In the days following September 11 to the market trough on September 21, the S&P 500 Index declined an additional 12%. Combining these two periods, this almost equates to the famous stock market crash in October 1987. The events of September 11 caused an already weak stock market to weaken considerably. As a result of the terrorist attacks, an already slowing economy came to a grinding halt, essentially guaranteeing an immediate US recession. Our strategy in the days following September 11 was to overweight those sectors most sensitive to changes in the overall economy. While that has been our strategy since December 2000, we were very aggressive in purchasing stocks in the industries hurt the most by September 11, including media, semiconductors, farm equipment, machinery and select financial services companies. With both fiscal and monetary stimulus vigorously working on behalf of the market, our view was that there was a better chance of a V-shaped recovery post-September 11 than there was before. Coupled with an accommodative Federal Reserve Board monetary policy, valuations for many economically sensitive areas became extremely attractive. Notwithstanding the short-term weakness of the corporate earnings picture, the market rallied sharply, anticipating a possible economic recovery in 2002. In fact, from the lows on September 21 to the end of the year, the Dow Jones Industrial Average rose 22%, the S&P 500 Index climbed 19% and the NASDAQ gained 37%. Fortunately, the industries amongst the best performers during that period were those areas we overweighted following September 11, which led to our outperformance for the period.

More specific to our outperformace, we generated positive results from our holdings in the following sectors: information technology; consumer discretionary; consumer staples; and financials. On the negative side, our holdings in the energy sector proved problematic as weakness in the prices of oil and natural gas weighed heavily on the sector.



December 31, 2001, Mercury Basic Value Fund, Inc.


For the six months ended December 31, 2001, security purchases totaled $1.63 billion while security sales equated $1.67 billion. As the numbers for purchases and sales are roughly the same, the makeup of what we were buying and selling was quite different. Generally speaking, our purchases were in the areas most devastated in the aftermath of September 11. We sold a number of "safe haven defensive" companies whose valuations became quite extended during the same period. New positions included ACE Limited, Aetna Inc., Axa, The Boeing Company, Cablevision Systems Corporation, Compaq Computer Corporation, DaimlerChrysler AG, FleetBoston Financial Corporation, The Gap, Inc., Honeywell International Inc., The Kroger Co., Merck & Co. Inc., The Walt Disney Company and Viacom Inc. Our greatest additions to existing positions included The Allstate Corporation, Hewlett-Packard Company, J.P. Morgan Chase & Co., Lucent Technologies Inc., Micron Technology, Inc., Motorola, Inc., Royal Dutch Petroleum Company, Schering-Plough Corporation, Tribune Company and The Williams Companies, Inc.

On the sell side, we eliminated positions in Anheuser-Busch Companies, Inc., Biovail Corporation, Continental Airlines, Inc., Delta Air Lines, Inc., Duke Energy Corporation, Eastman Kodak Company, Electronic Data Systems Corporation, Fluor Corporation, General Electric Company, General Motors Corporation, Lockheed Martin Corporation, MCIWorldCom, Inc., Nike, Inc., Telefonica, SA and Transocean Sedco Forex Inc. The biggest reductions in existing positions included AT&T Corp., Boston Scientific Corporation, Bristol-Myers Squibb Company, General Mills, Inc., Nabors Industries, Inc. and USA Networks, Inc.

The worries before September 11 were fears of a looming recession and concern about continued profit pressure for corporate America. The events of September 11 should allay those fears because it is evident and obvious that in the short term, corporate profits will suffer as we are currently in a recession. As we enter 2002, the question of whether the US economy can stage a recovery will dictate the direction of the US stock market. If the economy does recover, when will it happen? Will the recovery take a U-shape or V-shape? Massive fiscal stimulus, falling energy prices and interest rates at their lowest levels in half a century have led us to conclude that the economy will recover some time in 2002. There has been an oversupply of produced goods in the economy for the last 21 months. Inventories are now beginning to fall, causing us to believe that the chances of an economic recovery are greater today than they have been in a long time.



December 31, 2001, Mercury Basic Value Fund, Inc.


While the valuation level of the overall market is causing us to pause (the S&P 500 Index price-to-earnings ratio is 23.6 times 2002 earnings estimates), let us remember that we are viewing earnings estimates at trough levels. Thus, if the economy does recover, the ultimate level of earnings will be much greater than the current estimates. Either way, while there are many expensive stocks in the market, we continue to seek out companies that have valuations considerably lower than the overall market. Against this backdrop, the international threat of future terrorist attacks remains real, and thus, the political landscape also becomes a key issue as we enter 2002. In the last two years, we have sought to preserve capital. If you owned shares in the Fund for the past two years, you achieved positive returns that outperformed the -9.9% return for the Dow Jones Industrial Average, -19.8% return for the S&P 500 Index and -51.8% return for the NASDAQ Composite Index during the same time frame. Ideally, as the economy recovers, not only should our relative outperformance continue, but our absolute returns should improve as well.


In Conclusion
We thank you for your continued support and for your investment in Mercury Basic Value Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director/Trustee



(Kevin M. Rendino)
Kevin M. Rendino
Senior Vice President and
Portfolio Manager



February 5, 2002



The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10%of account assets for certain accounts that participate in certain fee-based programs.



December 31, 2001, Mercury Basic Value Fund, Inc.



FUND PERFORMANCE DATA


ABOUT FUND PERFORMANCE
The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

The performance results depicted on pages 7 and 8 are those of Mercury Basic Value Fund, Inc. and, prior to October 16, 2000, a predecessor Fund investing in the same underlying portfolio and with the same fees as Mercury Basic Value Fund, Inc. Performance results prior to October 16, 2000 reflect the annual operating expenses of the predecessor Fund. If Mercury Basic Value Fund, Inc.'s operating expenses were reflected, the results may have been less than those shown for this time period. Performance results after October 16, 2000 include the actual operating expenses of Mercury Basic Value Fund, Inc. The Fund commenced operations on October 16, 2000.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



December 31, 2001, Mercury Basic Value Fund, Inc.



FUND PERFORMANCE DATA (CONTINUED)


RECENT PERFORMANCE RESULTS*

                                                                  Ten Years/
                                   6-Month        12-Month     Since Inception
As of December 31, 2001          Total Return   Total Return     Total Return
Class I                              -1.60%        - 1.03%           +252.16%
Class A                              -1.75         - 1.34            +147.57
Class B                              -2.32         - 2.13            +217.92
Class C                              -2.23         - 2.04            +134.31
Dow Jones Industrial Average**       -3.66         - 5.43        +292.34/+193.86
Standard &Poor's 500 Index**         -5.55         -11.87        +237.60/+175.04
S&P 500/Barra Value Index**          -9.53         -11.71        +242.61/+155.47


*Investment results shown do not reflect sales charges; results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are ten years for Class I & Class B Shares and from 10/21/94 for Class A and Class C
Shares.
**An unmanaged broad-based Index comprised of common stocks. Ten years/since inception total return periods are ten years and from 10/31/94, respectively.


December 31, 2001, Mercury Basic Value Fund, Inc.



FUND PERFORMANCE DATA (CONCLUDED)


AVERAGE ANNUAL TOTAL RETURN


                                         % Return       % Return
                                      Without Sales    With Sales
Class I Shares*                           Charge        Charge**

One Year Ended 12/31/01                   - 1.03%        - 6.23%
Five Years Ended 12/31/01                 +10.35         + 9.16
Ten Years Ended 12/31/01                  +13.42         +12.79

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return       % Return
                                      Without Sales    With Sales
Class A Shares*                           Charge        Charge**

One Year Ended 12/31/01                   - 1.37%        - 6.55%
Five Years Ended 12/31/01                 +10.07         + 8.89
Inception (10/21/94) through 12/31/01     +13.42         +12.57

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return       % Return
                                         Without          With
Class B Shares*                            CDSC          CDSC**

One Year Ended 12/31/01                   - 2.13%        - 6.04%
Five Years Ended 12/31/01                 + 9.23         + 8.94
Ten Years Ended 12/31/01                  +12.26         +12.26

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return       % Return
                                         Without          With
Class C Shares*                            CDSC          CDSC**

One Year Ended 12/31/01                   - 2.04%        - 3.02%
Five Years Ended 12/31/01                 + 9.24         + 9.24
Inception (10/21/94) through 12/31/01     +12.55         +12.55

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



December 31, 2001, Mercury Basic Value Fund, Inc.


STATEMENT OF ASSETS AND LIABILITIES


As of December 31, 2001

MERCURY BASIC VALUE FUND, INC.
Assets:
Investment in Master Basic Value Trust, at value (identified cost--$11,818,206)             $  11,960,202
Administrator receivable                                                                            4,852
Prepaid registration fees and other assets                                                         57,345
                                                                                            -------------
Total assets                                                                                   12,022,399
                                                                                            -------------

Liabilities:
Distributor payable                                                                                 6,805
Accrued expenses                                                                                   70,700
                                                                                            -------------
Total liabilities                                                                                  77,505
                                                                                            -------------

Net Assets:
Net assets                                                                                  $  11,944,894
                                                                                            =============

Net Assets Consist of:
Class I Shares of Common Stock, $.10 par value, 100,000,000 shares authorized               $       2,280
Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                      16,275
Class B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                      65,929
Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                      33,801
Paid-in capital in excess of par                                                               11,753,600
Accumulated investment loss--net                                                                 (19,717)
Accumulated realized capital losses on investments from the Trust--net                           (49,270)
Unrealized appreciation on investments from the Trust--net                                        141,996
                                                                                            -------------
Net assets                                                                                  $  11,944,894
                                                                                            =============

Net Asset Value:
Class I--Based on net assets of $232,541 and 22,803 shares outstanding                      $       10.20
                                                                                            =============
Class A--Based on net assets of $1,654,773 and 162,751 shares outstanding                   $       10.17
                                                                                            =============
Class B--Based on net assets of $6,646,540 and 659,285 shares outstanding                   $       10.08
                                                                                            =============
Class C--Based on net assets of $3,411,040 and 338,007 shares outstanding                   $       10.09
                                                                                            =============

See Notes to Financial Statements.


December 31, 2001, Mercury Basic Value Fund, Inc.


STATEMENT OF OPERATIONS


For the Six Months Ended December 31, 2001

MERCURY BASIC VALUE FUND, INC.
Investment Income from the Trust--Net:
Net investment income allocated from the Trust:
  Dividends (net of $115 foreign withholding tax)                                           $      51,758
  Interest                                                                                          3,950
  Securities lending--net                                                                             473
  Expenses                                                                                       (14,318)
                                                                                            -------------
Net investment income from the Trust                                                               41,863
                                                                                            -------------

Expenses:
Registration fees                                                          $      30,399
Account maintenance and distribution fees--Class B                                21,460
Printing and shareholder reports                                                  14,010
Offering costs                                                                    13,283
Administration fees                                                                8,399
Professional fees                                                                  6,999
Account maintenance and distribution fees--Class C                                 6,303
Transfer agent fees--Class B                                                       2,735
Account maintenance fees--Class A                                                  1,103
Transfer agent fees--Class C                                                         865
Transfer agent fees--Class A                                                         453
Transfer agent fees--Class I                                                          70
Other                                                                              3,467
                                                                           -------------
Total expenses before reimbursement                                              109,546
Reimbursement of expenses                                                       (47,966)
                                                                           -------------
Total expenses after reimbursement                                                                 61,580
                                                                                            -------------
Investment loss--net                                                                             (19,717)
                                                                                            -------------

Realized & Unrealized Gain (Loss) from the Trust--Net:
Realized gain on investments from the Trust--net                                                  119,494
Change in unrealized appreciation on investments from the Trust--net                             (26,878)
                                                                                            -------------
Net Increase in Net Assets Resulting from Operations                                        $      72,899
                                                                                            =============

See Notes to Financial Statements.


December 31, 2001, Mercury Basic Value Fund, Inc.


STATEMENTS OF CHANGES IN NET ASSETS

MERCURY BASIC VALUE FUND, INC.
                                                                          For the Six     For the Period
                                                                          Months Ended  October 16, 2000++
                                                                          December 31,     to June 30,
Increase (Decrease) in Net Assets:                                            2001             2001
Operations:
Investment loss--net                                                       $    (19,717)    $       (242)
Realized gain (loss) on investments from the Trust--net                          119,494        (166,734)
Change in unrealized appreciation on investments from the Trust--net            (26,878)          168,874
                                                                           -------------    -------------
Net increase in net assets resulting from operations                              72,899            1,898
                                                                           -------------    -------------

Dividends & Distributions to Shareholders:
Investment income--net:
  Class I                                                                          (190)               --
  Class A                                                                          (642)               --
  Class B                                                                        (3,242)               --
  Class C                                                                        (1,062)               --
Realized gain on investments from the Trust--net:
  Class I                                                                            (1)               --
  Class A                                                                            (2)               --
  Class B                                                                           (15)               --
  Class C                                                                            (5)               --
                                                                           -------------    -------------
Net decrease in net assets resulting from dividends and
  distributions to shareholders                                                  (5,159)               --
                                                                           -------------    -------------

Capital Share Transactions:
Net increase in net assets derived from capital share transactions             8,383,777        3,391,479
                                                                           -------------    -------------

Net Assets:
Total increase in net assets                                                   8,451,517        3,393,377
Beginning of period                                                            3,493,377          100,000
                                                                           -------------    -------------
End of period*                                                             $  11,944,894    $   3,493,377
                                                                           =============    =============

*Undistributed (accumulated) investment income (loss)--net                 $    (19,717)    $       5,136
                                                                           =============    =============

++Commencement of operations.

See Notes to Financial Statements.


December 31, 2001, Mercury Basic Value Fund, Inc.


FINANCIAL HIGHLIGHTS

MERCURY BASIC VALUE FUND, INC.

The following per share data and ratios have been derived from information provided in the financial statements.


                                                        Class I                       Class A
                                                 For the Six     For the      For the Six     For the
                                                    Months        Period         Months        Period
                                                    Ended    Oct. 16, 2000++     Ended    Oct. 16, 2000++
                                                   Dec. 31,    to June 30,      Dec. 31,    to June 30,
Increase (Decrease) in Net Asset Value:              2001          2001           2001          2001
Per Share Operating Performance:
Net asset value, beginning of period               $   10.39      $   10.00      $   10.37      $   10.00
                                                   ---------      ---------      ---------      ---------
Investment income--net                                 .02**            .04      --+++++**            .01
Realized and unrealized gain (loss) on
  investments from the Trust--net                      (.19)            .35          (.18)            .36
                                                   ---------      ---------      ---------      ---------
Total from investment operations                       (.17)            .39          (.18)            .37
                                                   ---------      ---------      ---------      ---------
Less dividends and distributions:
  Investment income--net                               (.02)             --          (.02)             --
  Realized gain on investments from
     the Trust--net                                  --+++++             --        --+++++             --
                                                   ---------      ---------      ---------      ---------
Net asset value, end of period                     $   10.20      $   10.39      $   10.17      $   10.37
                                                   =========      =========      =========      =========

Total Investment Return:***
Based on net asset value per share                (1.60%)+++       3.90%+++     (1.75%)+++       3.70%+++
                                                   =========      =========      =========      =========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++                    1.40%*         1.19%*         1.65%*         1.36%*
                                                   =========      =========      =========      =========
Expenses++++                                          2.80%*        26.47%*         3.07%*        23.91%*
                                                   =========      =========      =========      =========
Investment income--net                                 .31%*          .79%*          .03%*          .51%*
                                                   =========      =========      =========      =========

Supplemental Data:
Net assets, end of period (in thousands)           $     233      $      42      $   1,655      $     323
                                                   =========      =========      =========      =========

*Annualized.
**Based on average shares outstanding.
***Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Trust's allocated expenses.
+++Aggregate total investment return.
+++++Amount is less than $.01 per share.

See Notes to Financial Statements.


December 31, 2001, Mercury Basic Value Fund, Inc.


FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY BASIC VALUE FUND, INC.

The following per share data and ratios have been derived from information provided in the financial statements.



                                                        Class B                       Class C
                                                 For the Six     For the      For the Six     For the
                                                    Months        Period         Months        Period
                                                    Ended    Oct. 16, 2000++     Ended    Oct. 16, 2000++
                                                   Dec. 31,    to June 30,      Dec. 31,    to June 30,
Increase (Decrease) in Net Asset Value:              2001          2001           2001          2001
Per Share Operating Performance:
Net asset value, beginning of period               $   10.33      $   10.00      $   10.33      $   10.00
                                                   ---------      ---------      ---------      ---------
Investment loss--net                                 (.04)**        --+++++        (.03)**        --+++++
Realized and unrealized gain (loss) on
  investments from the Trust--net                      (.20)            .33          (.20)            .33
                                                   ---------      ---------      ---------      ---------
Total from investment operations                       (.24)            .33          (.23)            .33
                                                   ---------      ---------      ---------      ---------
Less dividends and distributions:
  Investment income--net                               (.01)             --          (.01)             --
  Realized gain on investments from
     the Trust--net                                  --+++++             --        --+++++             --
                                                   ---------      ---------      ---------      ---------
Net asset value, end of period                     $   10.08      $   10.33      $   10.09      $   10.33
                                                   =========      =========      =========      =========

Total Investment Return:***
Based on net asset value per share                (2.32%)+++       3.30%+++     (2.23%)+++       3.30%+++
                                                   =========      =========      =========      =========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++                    2.40%*         1.97%*         2.40%*         1.81%*
                                                   =========      =========      =========      =========
Expenses++++                                          3.83%*        22.03%*         3.82%*        21.97%*
                                                   =========      =========      =========      =========
Investment loss--net                                 (.73%)*        (.18%)*        (.62%)*        (.02%)*
                                                   =========      =========      =========      =========

Supplemental Data:
Net assets, end of period (in thousands)           $   6,646      $   2,290      $   3,411      $     838
                                                   =========      =========      =========      =========

*Annualized.
**Based on average shares outstanding.
***Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Trust's allocated expenses.
+++Aggregate total investment return.
+++++Amount is less than $.01 per share.

See Notes to Financial Statements.


December 31, 2001, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS


MERCURY BASIC VALUE FUND, INC.

1. Significant Accounting Policies:
Mercury Basic Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Basic Value Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at December 31, 2001 was 0.1%. The Fund offers four classes of shares. Shares of Class I and Class A are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A expenditures). The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.



December 31, 2001, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended December 31, 2001, FAM earned fees of $8,399, all of which were waived. In addition, FAM reimbursed the Fund $39,567 in additional expenses.

The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                 Account         Distribution
                             Maintenance Fee         Fee

Class A                            .25%               --
Class B                            .25%             .75%
Class C                            .25%             .75%


Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders. Effective February 21, 2001, the Fund did not accrue Class B distribution fees.

For the six months ended December 31, 2001, FAMD earned underwriting discounts and Merrill Lynch, Pierce, Fenner & Smith Incorporated
("MLPF&S"), a subsidiary of ML & Co., earned dealer concessions on sales of the Fund's Class A Shares as follows:


                                   FAMD           MLPF&S

Class A                            $ 80           $1,528



December 31, 2001, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


For the six months ended December 31, 2001, MLPF&S received contingent deferred sales charges of $2,695 relating to transactions in Class B Shares.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Investments:
Increases and decreases in the Fund's investment in the Trust for the six months ended December 31, 2001 were $8,581,418 and $251,412, respectively.


4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $8,383,777 and $3,391,479 for the six months ended December 31, 2001 and for the period October 16, 2000 to June 30, 2001, respectively.


Transactions in capital shares were as follows:



Class I Shares for the Six Months
Ended December 31, 2001                   Shares     Dollar Amount

Shares sold                               20,285        $   202,038
Shares issued to shareholders
in reinvestment of dividends
and distributions                             18                191
                                     -----------        -----------
Total issued                              20,303            202,229
Shares redeemed                          (1,588)           (16,742)
                                     -----------        -----------
Net increase                              18,715        $   185,487
                                     ===========        ===========



Class I Shares for the Period
October 16, 2000++ to June 30, 2001       Shares     Dollar Amount

Shares sold                                1,598        $    15,886
Shares redeemed                             (10)              (104)
                                     -----------        -----------
Net increase                               1,588        $    15,782
                                     ===========        ===========

++Prior to October 16, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.



Class A Shares for the Six Months
Ended December 31, 2001                   Shares     Dollar Amount

Shares sold                              136,295      $   1,278,023
Shares issued to shareholders
in reinvestment of dividends
and distributions                             50                531
                                     -----------      -------------
Total issued                             136,345          1,278,554
Shares redeemed                          (4,770)           (48,599)
                                     -----------      -------------
Net increase                             131,575      $   1,229,955
                                     ===========      =============



December 31, 2001, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)



Class A Shares for the Period
October 16, 2000++ to June 30, 2001       Shares     Dollar Amount

Shares sold                               28,686      $     299,798
Shares redeemed                             (10)              (104)
                                     -----------      -------------
Net increase                              28,676      $     299,694
                                     ===========      =============

++Prior to October 16, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.



Class B Shares for the Six Months
Ended December 31, 2001                   Shares     Dollar Amount

Shares sold                              472,917      $   4,713,661
Shares issued to shareholders
in reinvestment of dividends
and distributions                            280              2,926
                                     -----------      -------------
Total issued                             473,197          4,716,587
Shares redeemed                         (35,581)          (334,043)
                                     -----------      -------------
Net increase                             437,616      $   4,382,544
                                     ===========      =============



Class B Shares for the Period
October 16, 2000++ to June 30, 2001       Shares     Dollar Amount

Shares sold                              223,634      $   2,326,299
Shares redeemed                          (4,465)           (46,220)
                                     -----------      -------------
Net increase                             219,169      $   2,280,079
                                     ===========      =============

++Prior to October 16, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.



Class C Shares for the Six Months
Ended December 31, 2001                   Shares     Dollar Amount

Shares sold                              279,962      $   2,807,010
Shares issued to shareholders
in reinvestment of dividends
and distributions                             86                910
                                     -----------      -------------
Total issued                             280,048          2,807,920
Shares redeemed                         (23,153)          (222,129)
                                     -----------      -------------
Net increase                             256,895      $   2,585,791
                                     ===========      =============



Class C Shares for the Period
October 16, 2000++ to June 30, 2001       Shares     Dollar Amount

Shares sold                               78,633      $     796,139
Shares redeemed                             (21)              (215)
                                     -----------      -------------
Net increase                              78,612      $     795,924
                                     ===========      =============

++Prior to October 16, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.



December 31, 2001, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS

MASTER BASIC VALUE TRUST
                                                                                   In US Dollars
                     Shares                                                                    Percent of
Industry              Held                Stocks                       Cost          Value     Net Assets
Above-Average Yield

Pharmaceuticals    1,600,000  Bristol-Myers Squibb Company       $   74,926,164   $   81,600,000    0.9%

Household          2,500,000  The Clorox Company                     82,013,618       98,875,000    1.1
Products

Chemicals          3,900,000  E.I. du Pont de Nemours
                              and Company                           165,990,552      165,789,000    1.9

Oil & Gas          7,300,000  Exxon Mobil Corporation                88,088,539      286,890,000    3.3

Banks              1,000,000  FleetBoston Financial
                              Corporation                            37,177,004       36,500,000    0.4

Food                 696,000  General Mills, Inc.                    14,891,378       36,198,960    0.4
Products

Personal           5,000,000  The Gillette Company                  158,411,228      167,000,000    1.9
Product

Aerospace &        2,835,500  Honeywell International Inc.           86,340,200       95,896,610    1.1
Defense

Diversified        3,146,100  J.P. Morgan Chase & Co.               137,330,856      114,360,735    1.3
Financials

Oil & Gas            750,000  Kerr-McGee Corporation                 48,961,750       41,100,000    0.5

Oil & Gas          2,941,200  Royal Dutch Petroleum Company
                              (NY Registered Shares)                 84,072,008      144,177,624    1.6

Diversified        2,898,100  SBC Communications Inc.                75,491,813      113,518,577    1.3
Telecommunication
Services

Food               4,270,800  Sara Lee Corporation                   91,093,426       94,939,884    1.1
Products

Diversified        2,600,000  Verizon Communications                 61,792,649      123,396,000    1.4
Telecommunication
Services

Banks              5,800,000  Wachovia Corporation                  201,481,299      181,888,000    2.1

Multi-Utilities    4,622,800  The Williams Companies, Inc.          137,455,769      117,973,856    1.4
                                                                 --------------   --------------  ------
                                                                  1,545,518,253    1,900,104,246   21.7


December 31, 2001, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                   In US Dollars
                     Shares                                                                    Percent of
Industry              Held                Stocks                       Cost          Value     Net Assets
Below-Average Price/Earnings Ratio

Insurance          1,880,000  ACE Limited                        $   39,333,670   $   75,482,000    0.9%

Insurance          4,300,000  The Allstate Corporation               62,485,720      144,910,000    1.7

Computers &        2,700,000  ++Apple Computer, Inc.                 45,947,400       59,130,000    0.7
Peripherals

Insurance          3,100,000  Axa (ADR)*                             62,778,202       65,162,000    0.7

Banks              2,400,000  Bank of America Corporation            63,994,212      151,080,000    1.7

Banks              5,800,000  Bank One Corporation                  181,875,900      226,490,000    2.6

Machinery          1,400,000  Caterpillar Inc.                       64,816,011       73,150,000    0.8

Diversified        6,400,000  Citigroup Inc.                         32,594,930      323,072,000    3.7
Financials

Computers &        9,260,900  Compaq Computer Corporation           102,569,070       90,386,384    1.0
Peripherals

Auto               8,421,600  Delphi Automotive Systems
Components                    Corporation                           116,006,186      115,039,056    1.3

Machinery            750,000  Eaton Corporation                      33,668,783       55,807,500    0.6

Automobiles        4,253,000  Ford Motor Company                     76,058,244       66,857,160    0.8

Media              2,000,000  Gannett Co., Inc.                     107,307,837      134,460,000    1.5

Computers &        3,400,000  Hewlett-Packard Company                84,024,195       69,836,000    0.8
Peripherals

Machinery          1,500,000  Ingersoll-Rand Company                 30,980,184       62,715,000    0.7

Electronic         6,000,000  Koninklijke (Royal) Philips
Equipment &                   Electronics NV
Instruments                   (NY Registered Shares)                 39,121,968      174,660,000    2.0

Food & Drug        1,000,000  ++The Kroger Co.                       20,572,218       20,870,000    0.2
Retailing

Pharmaceuticals      743,300  Merck & Co., Inc.                      44,492,560       43,706,040    0.5


December 31, 2001, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                   In US Dollars
                     Shares                                                                    Percent of
Industry              Held                Stocks                       Cost          Value     Net Assets
Below-Average Price/Earnings Ratio (concluded)

Diversified          792,700  Morgan Stanley Dean
Financials                    Witter & Co.                       $   44,359,638   $   44,343,638    0.5%

Energy             1,000,000  ++Nabors Industries, Inc.              28,879,501       34,330,000    0.4
Equipment
& Service

Semiconductor      2,400,000  ++National Semiconductor
Equipment &                   Corporation                            62,322,413       73,896,000    0.9
Products

Household          2,000,000  The Procter & Gamble Company          113,347,820      158,260,000    1.8
Products

Pharmaceuticals    3,716,000  Schering-Plough Corporation           132,324,862      133,069,960    1.5

Electrical         3,750,000  Thomas & Betts Corporation++++        108,360,866       79,312,500    0.9
Equipment

IT Consulting     10,000,000  ++Unisys Corporation                  122,649,660      125,400,000    1.4
& Services

Oil & Gas          6,500,000  Unocal Corporation                    191,667,423      234,455,000    2.7
                                                                 --------------   --------------  ------
                                                                  2,012,539,473    2,835,880,238   32.3


Low Price-to-Book Value

Diversified        4,900,000  AT&T Corp.                             85,282,311       88,886,000    1.0
Telecommunication
Services

Health Care        1,400,000  Aetna Inc. (New Shares)                37,436,764       46,186,000    0.5
Providers &
Services

Aerospace &          600,000  The Boeing Company                     22,057,647       23,268,000    0.3
Defense

Automobiles        1,211,900  DaimlerChrysler AG                     48,615,786       50,499,873    0.6

Machinery          4,300,000  Deere & Company                        99,041,569      187,738,000    2.1


December 31, 2001, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                   In US Dollars
                     Shares                                                                    Percent of
Industry              Held                Stocks                       Cost          Value     Net Assets
Low Price-to-Book Value (continued)

Energy             5,300,000  Diamond Offshore Drilling,
Equipment                     Inc.                               $  203,518,173   $  161,120,000    1.8%
& Service

Media              5,850,000  ++Fox Entertainment Group,
                              Inc. (Class A)                        132,195,868      155,200,500    1.8

Paper & Forest     3,800,000  Georgia-Pacific Group                 108,044,795      104,918,000    1.2
Products

Energy             4,500,000  Halliburton Company                   120,775,905       58,950,000    0.7
Equipment
& Service

Insurance          2,800,000  The Hartford Financial
                              Services Group, Inc.                   45,511,612      175,924,000    2.0

Paper & Forest     2,300,000  International Paper Company            83,772,346       92,805,000    1.1
Products

Semiconductor      3,500,000  ++LSI Logic Corporation                58,120,771       55,230,000    0.6
Equipment &
Products

Communications    14,508,000  Lucent Technologies Inc.              160,798,874       91,255,320    1.0
Equipment

Metals & Mining    3,300,000  Massey Energy Company                  32,207,720       68,409,000    0.8

Semiconductor      2,500,000  ++Micron Technology, Inc.              69,054,439       77,500,000    0.9
Equipment &
Products

Metals & Mining    3,173,500  Phelps Dodge Corporation              134,175,806      102,821,400    1.2

Electronic         1,500,000  ++Tektronix, Inc.                      25,236,482       38,670,000    0.4
Equipment &
Instruments


December 31, 2001, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                   In US Dollars
                     Shares                                                                    Percent of
Industry              Held                Stocks                       Cost          Value     Net Assets
Low Price-to-Book Value (concluded)

Industrial         2,300,000  Textron, Inc.                      $  110,559,329   $   95,358,000    1.1%
Conglomerates

Media              2,450,000  Tribune Company                        87,029,654       91,703,500    1.0

Media              4,750,000  ++USA Networks, Inc.                   94,346,904      129,722,500    1.5

Banks              6,600,000  Wells Fargo Company                    92,960,112      286,770,000    3.3
                                                                 --------------   --------------  ------
                                                                  1,850,742,867    2,182,935,093   24.9


Special Situations

Communications     7,400,000  ++3Com Corporation                     38,872,657       46,990,000    0.5
Equipment

Electronic         3,305,800  ++Agilent Technologies, Inc.          107,541,669       94,248,358    1.1
Equipment &
Instruments

Insurance          3,200,000  American International
                              Group, Inc.                            84,370,663      254,080,000    2.9

Health Care        4,000,000  ++Boston Scientific
Equipment &                   Corporation                            65,534,472       96,480,000    1.1
Supplies

Media              1,580,000  ++Cablevision Systems
                              Corporation (Class A)                  56,543,495       74,971,000    0.8

Specialty          1,768,800  The Gap, Inc.                          22,933,295       24,657,072    0.3
Retail

Computers &        2,300,000  International Business
Peripherals                   Machines Corporation                   29,674,634      278,208,000    3.2

Media              9,200,200  ++Liberty Media Corporation
                              (Class A)                             134,021,676      128,802,800    1.5

Hotels,            4,810,000  McDonald's Corporation                139,233,828      127,320,700    1.4
Restaurants
& Leisure


December 31, 2001, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                   In US Dollars
                     Shares                                                                    Percent of
Industry              Held                Stocks                       Cost          Value     Net Assets
Special Situations (concluded)
Communications     8,182,600  Motorola, Inc.                     $  151,036,780   $  122,902,652    1.4%
Equipment

Media              1,700,000  ++Viacom, Inc. (Class B)               72,452,161       75,055,000    0.9

Media              3,553,600  The Walt Disney Company                84,761,851       73,630,592    0.8
                                                                 --------------   --------------  ------
                                                                    986,977,181    1,397,346,174   15.9

                              Total Stocks                        6,395,777,774    8,316,265,751   94.8


                      Face
                     Amount               Issue
Short-Term Securities
Commercial       $50,570,000  Abbott Laboratories, 1.72% due
Paper**                       1/07/2002                              50,553,087       50,553,087    0.6
                  20,000,000  E.W. Scripps Company (The),
                              1.86% due 1/11/2002                    19,988,633       19,988,633    0.2
                  16,966,000  Electronic Data System Corporation,
                              1.75% due 2/08/2002                    16,933,835       16,933,835    0.2
                  35,000,000  Gannett Company, 1.83% due
                              1/24/2002                              34,957,300       34,957,300    0.4
                  13,704,000  General Motors Acceptance Corp.,
                              1.98% due 1/02/2002                    13,702,493       13,702,493    0.2
                  20,000,000  International Lease Finance
                              Corporation, 1.77% due 1/16/2002       19,984,267       19,984,267    0.2
                  80,000,000  J.P. Morgan Securities Inc.,
                              1.73% due 2/11/2002                    79,838,533       79,838,533    0.9
                  20,100,000  Paccar Financial Corp., 1.78%
                              due 1/10/2002                          20,090,062       20,090,062    0.2
                  46,000,000  Transamerica Finance Corporation,
                              1.83% due 1/18/2002                    45,957,910       45,957,910    0.5
                  75,000,000  UBS Finance (Delaware) Inc.,
                              1.74% due 1/11/2002                    74,960,125       74,960,125    0.9
                  16,100,000  Verizon Network, 1.95% due
                              1/15/2002                              16,086,919       16,086,919    0.2
                                                                 --------------   --------------  ------
                                                                    393,053,164      393,053,164    4.5


December 31, 2001, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                   In US Dollars
                      Face                                                                     Percent of
                     Amount               Issue                        Cost          Value     Net Assets
Short-Term Securities (concluded)
US               $65,000,000  Fannie Mae:
Government                       1.66% due 1/25/2002             $   64,925,070   $   64,925,070    0.7%
Agency            20,000,000     1.75% due 2/08/2002                 19,962,083       19,962,083    0.2
Obligations**     60,000,000  Federal Home Loan Bank,
                                 1.755% due 1/16/2002                59,953,200       59,953,200    0.7
                                                                 --------------   --------------  ------
                                                                    144,840,353      144,840,353    1.6

                              Total Short-Term Securities           537,893,517      537,893,517    6.1

                              Total Investments                  $6,993,671,291    8,854,159,268  100.9
                                                                 ==============
                              Liabilities in Excess of
                              Other Assets                                          (79,850,428)   (0.9)
                                                                                  --------------  ------
                              Net Assets                                          $8,774,308,840  100.0%
                                                                                  ==============  ======

*American Depositary Receipts (ADR).
**Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. ++Non-income producing security.
++++Investments in companies 5% or more of whose outstanding securities are held by the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                     Net Share         Net          Dividend
Industry                        Affiliate             Activity         Cost          Income
Electrical Equipment    Thomas & Betts Corporation   (248,300)    $(11,795,368)    $1,265,404

See Notes to Financial Statements.


December 31, 2001, Mercury Basic Value Fund, Inc.


STATEMENT OF ASSETS AND LIABILITIES


As of December 31, 2001

MASTER BASIC VALUE TRUST
Assets:
Investments, at value (Including securities loaned of $754,885,395)
  (identified cost--$6,933,671,291)                                                        $8,854,159,268
Investments held as collateral for loaned securities, at value                                792,751,500
Receivables:
  Securities sold                                                         $   14,064,047
  Contributions                                                               12,137,105
  Dividends                                                                    8,211,490
  Loaned securities                                                              221,527       34,634,169
                                                                          --------------
Prepaid expenses and other assets                                                                 239,706
                                                                                           --------------
Total assets                                                                                9,681,784,643
                                                                                           --------------

Liabilities:
Collateral on securities loaned, at value                                                     792,751,500
Payables:
  Securities purchased                                                        68,976,513
  Withdrawals                                                                 37,641,470
  Custodian bank                                                               4,649,074
  Investment adviser                                                           2,988,808      114,255,865
                                                                          --------------
Accrued expenses and other liabilities                                                            468,438
                                                                                           --------------
Total liabilities                                                                             907,475,803
                                                                                           --------------

Net Assets:
Net assets                                                                                 $8,774,308,840
                                                                                           ==============

Net Assets Consist of:
Investors' capital                                                                          6,853,820,863
Unrealized appreciation on investments--net                                                 1,920,487,977
                                                                                           --------------
Net assets                                                                                 $8,774,308,840
                                                                                           ==============

See Notes to Financial Statements.


December 31, 2001, Mercury Basic Value Fund, Inc.


STATEMENT OF OPERATIONS


For the Six Months Ended December 31, 2001

MASTER BASIC VALUE TRUST
Investment Income:
Dividends (net of $239,093 foreign withholding tax)                                        $   69,956,652
Interest                                                                                        5,655,877
Securities lending--net                                                                           384,597
                                                                                           --------------
Total income                                                                                   75,997,126
                                                                                           --------------

Expenses:
Investment advisory fees                                                  $   17,793,910
Accounting services                                                              605,301
Custodian fees                                                                   174,522
Professional fees                                                                 56,485
Trustees' fees and expenses                                                       26,886
Offering costs                                                                     3,753
Pricing fees                                                                       3,357
Other                                                                            106,212
                                                                          --------------
Total expenses                                                                                 18,770,426
                                                                                           --------------
Investment income--net                                                                         57,226,700
                                                                                           --------------

Realized & Unrealized Gain (Loss) on Investments--Net:
Realized gain from investments--net                                                           126,001,544
Change in unrealized appreciation on investments--net                                       (496,989,305)
                                                                                           --------------
Net Decrease in Net Assets Resulting from Operations                                       $(313,761,061)
                                                                                           ==============

See Notes to Financial Statements.


December 31, 2001, Mercury Basic Value Fund, Inc.


STATEMENTS OF CHANGES IN NET ASSETS

MASTER BASIC VALUE TRUST

                                                                        For the Six      For the Period
                                                                        Months Ended   October 13, 2000++
                                                                        December 31,      to June 30,
Increase (Decrease)in Net Assets:                                           2001              2001
Operations:
Investment income--net                                                   $    57,226,700  $   105,383,299
Realized gain on investments--net                                            126,001,544      914,694,827
Change in unrealized appreciation on investments--net                      (496,989,305)    (241,290,200)
                                                                         ---------------  ---------------
Net increase (decrease) in net assets resulting from operations            (313,761,061)      778,787,926
                                                                         ---------------  ---------------

Capital Transactions:
Proceeds from contributions                                                  919,805,706   10,521,132,895
                                                                         ---------------  ---------------
Fair value of withdrawals                                                (1,241,419,263)  (1,890,337,463)
                                                                         ---------------  ---------------
Net increase (decrease) in net assets derived from net
  capital transactions                                                     (316,613,557)    8,630,795,432
                                                                         ---------------  ---------------

Net Assets:
Total increase (decrease) in net assets                                    (635,374,618)    9,409,583,358
Beginning of period                                                        9,409,683,458          100,100
                                                                         ---------------  ---------------
End of period                                                            $ 8,774,308,840  $ 9,409,683,458
                                                                         ===============  ===============

++Commencement of operations.

See Notes to Financial Statements.


December 31, 2001, Mercury Basic Value Fund, Inc.


FINANCIAL HIGHLIGHTS

MASTER BASIC VALUE TRUST

The following ratios have been derived from information provided in the financial statements.

                                                                         For the Six     For the Period
                                                                         Months Ended  October 13, 2000++
                                                                         December 31,     to June 30,
                                                                             2001             2001
Ratios to Average Net Assets:
Expenses                                                                           .43%*            .42%*
                                                                         ===============  ===============
Investment income--net                                                            1.30%*           1.57%*
                                                                         ===============  ===============

Supplemental Data:
Net assets, end of period (in thousands)                                 $     8,774,309  $     9,409,683
                                                                         ===============  ===============
Portfolio turnover                                                                19.42%           37.53%
                                                                         ===============  ===============

++Commencement of operations.
*Annualized.

See Notes to Financial Statements.


December 31, 2001, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS


MASTER BASIC VALUE TRUST

1. Significant Accounting Policies:
Master Basic Value Trust (the "Trust") is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price. Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust which may use a matrix system for valuations.

(b) Derivative financial instruments--The Trust may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Trust is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.



December 31, 2001, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


*Options--The Trust is authorized to write covered call options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium received is deducted from the basis of the security acquired or added to the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Trust will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Trust. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Custodian bank--The Trust recorded an amount payable to the custodian bank reflecting an overnight overdraft which resulted from a failed trade that settled the next day.



December 31, 2001, Mercury Basic Value Fund, Inc.


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(f) Securities lending--The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Trust may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


2. Investment Advisory Agreement and Transactions Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee upon the average daily value of the Fund's net assets at the following annual rates: .60% of the Trust's average net assets not exceeding $100 million; .50% of average daily net assets in excess of $100 million but not exceeding $200 million; and .40% of average daily net assets in excess of $200 million.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of December 31, 2001, the Trust lent securities with a value of $291,834,995 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of December 31, 2001, cash collateral of $198,187,875 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $594,563,625 was invested in the Merrill Lynch Premier Institutional Fund. For the year ended December 31, 2001, QA Advisors received $45,866 in securities lending agent fees.



December 31, 2001, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


In addition, MLPF&S received $852,323 in commissions on the execution of portfolio security transactions for the Trust for the six months ended December 31, 2001.

For the six months ended December 31, 2001, the Fund reimbursed FAM $59,115 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2001 were $1,620,109,464 and $1,665,381,351, respectively.

Net realized gains (losses) for the six months ended December 31, 2001 and net unrealized gains as of December 31, 2001 were as follows:



                                       Realized        Unrealized
                                    Gains (Losses)       Gains

Long-term investments            $   117,907,874    $ 1,920,487,977
Short-term investments                    11,470                 --
Options purchased                    (1,905,300)                 --
Options written                      (9,987,500)                 --
                                 ---------------    ---------------
Total                            $   126,001,544    $ 1,920,487,977
                                 ===============    ===============


As of December 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $1,920,487,977, of which $2,353,695,231 related to appreciated securities and $433,207,254 related to depreciated securities. At December 31, 2001, the aggregate cost of investments for Federal income tax purposes was $6,933,671,291.



December 31, 2001, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


Transactions in call options written for the six months ended
December 31, 2001 were as follows:


                                      Nominal Value      Premiums
                                         Covered         Received

Outstanding call options
written, beginning of period           1,000,000    $     6,980,000
Options written                        2,000,000          6,000,000
Options closed                       (3,000,000)       (12,980,000)
                                 ---------------    ---------------
Outstanding call options
written, end of period                        --    $            --
                                 ===============    ===============



4. Short-Term Borrowings:
The Trust, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Trust did not borrow under the credit agreement during the six months ended December 31, 2001.



December 31, 2001, Mercury Basic Value Fund, Inc.



OFFICERS AND DIRECTORS/TRUSTEES


Terry K. Glenn, President and Director/Trustee
M. Colyer Crum, Director/Trustee
Laurie Simon Hodrick, Director/Trustee
Stephen B. Swensrud, Director/Trustee
J. Thomas Touchton, Director/Trustee
Fred G. Weiss, Director/Trustee
Kevin M. Rendino, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Thomas D. Jones, III, Secretary


Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260



December 31, 2001, Mercury Basic Value Fund, Inc.